United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/15

Date of Reporting Period: Six months ended 03/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2015
Share Class	Ticker
Institutional	FGFIX
Service	FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2015, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	60.5%
Non-Agency Mortgage-Backed Securities	16.6%
Asset-Backed Securities	9.7%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.5%
Agency Risk Transfer Securities	2.8%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Adjustable Rate Mortgages	0.2%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	2.1%
Other Assets and Liabilities—Net[5]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—60.2%
	Federal Home Loan Mortgage Corporation—24.4%
$1,461,992	3.000%, 4/1/2032	$1,522,511
11,481,294	3.500%, 10/1/2041 - 7/1/2042	12,094,090
7,964,560	4.000%, 7/1/2019 - 12/1/2041	8,541,894
8,558,407	4.500%, 11/1/2018 - 9/1/2040	9,296,578
5,694,485	5.000%, 7/1/2019 - 10/1/2039	6,307,232
4,176,451	5.500%, 8/1/2016 - 10/1/2039	4,683,171
2,355,193	6.000%, 7/1/2021 - 7/1/2037	2,684,002
234,696	7.500%, 1/1/2027 - 2/1/2031	279,943
	TOTAL	45,409,421
	Federal National Mortgage Association—30.8%
3,268,433	3.000%, 7/1/2033 - 8/1/2033	3,398,236
6,457,818	3.500%, 8/1/2020 - 8/1/2042	6,830,706
23,541,419	4.000%, 1/1/2025 - 4/1/2042	25,305,152
10,313,636	4.500%, 5/1/2018 - 2/1/2042	11,290,774
3,235,207	5.000%, 12/1/2017 - 7/1/2040	3,571,564
3,304,511	5.500%, 8/1/2019 - 4/1/2036	3,729,067
2,513,095	6.000%, 2/1/2026 - 10/1/2037	2,878,694
354,871	6.500%, 7/1/2029 - 8/1/2034	415,065
70,940	7.000%, 6/1/2016 - 2/1/2030	78,023
16	7.500%, 4/1/2015	16
7,852	8.000%, 12/1/2026	9,423
	TOTAL	57,506,720
	Government National Mortgage Association—5.0%
4,429,589	3.500%, 12/15/2040 - 10/15/2042	4,675,812
1,380,094	4.500%, 10/15/2039	1,521,329
1,971,954	5.000%, 1/15/2023 - 9/20/2039	2,195,839
592,515	5.500%, 11/20/2034 - 5/15/2038	667,577
65,031	7.000%, 9/15/2028 - 11/15/2031	77,062
170,323	8.000%, 10/15/2030 - 11/15/2030	207,777
	TOTAL	9,345,396
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $106,134,791)	112,261,537
	COLLATERALIZED MORTGAGE OBLIGATIONS—16.9%
	Federal Home Loan Mortgage Corporation—0.0%
78,256	REMIC 2497 NE, 5.000%, 9/15/2017	81,684
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—0.3%
$106,194		REMIC 1999-13 PH, 6.000%, 4/25/2029	$120,331
25,843		REMIC 321 2, 6.500%, 4/25/2032	6,001
770,145		REMIC 356 23, 6.500%, 12/25/2034	153,620
875,304		REMIC 356 24, 6.500%, 9/25/2035	174,408
748,776		REMIC 368 27, 6.500%, 11/25/2035	142,639
		TOTAL	596,999
		Non-Agency Mortgage-Backed Securities—16.6%
1,071,523		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,076,492
926,570		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	853,305
284,431		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	252,337
964,522	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	963,807
3,483,738	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,456,786
2,391,146	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,243,674
2,706,192	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,765,124
1,676,657	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,708,569
287,802		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	283,454
672,869		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	632,273
21,797	[1,3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	18,858
46,799		Sequoia Mortgage Trust 2010-H1, Class A1, 1.992%, 2/25/2040	47,155
145,867		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	145,737
743,955		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	761,248
1,702,913		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,597,697
1,891,977		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,735,647
3,227,415		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,020,569
2,238,409		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,254,326
1,018,475	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,059,929
2,903,074	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,958,653
1,350,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,325,372
1,149,664		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,008,020
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$769,032		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	$802,559
		TOTAL	30,971,591
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $32,639,631)	31,650,274
		AGENCY RISK TRANSFER SECURITIES—2.8%
1,500,000		Connecticut Avenue Securities Floating Rate Note, 2.774%, 5/25/2024	1,366,449
1,000,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.174%, 8/25/2024	1,003,423
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.424%, 11/25/2023	1,543,481
1,000,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 7.324%, 7/25/2023	1,198,173
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $5,061,230)	5,111,526
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.1%
97,066		2.215%, 7/1/2035	103,800
		Federal National Mortgage Association ARM—0.1%
155,651		1.972%, 7/1/2034	164,979
59,112		2.425%, 2/1/2036	63,223
		TOTAL	228,202
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $310,491)	332,002
		ASSET-BACKED SECURITIES—9.7%
		Auto Receivables—2.8%
2,000,000		Hyundai Auto Receivables Trust 2015-A, Class D, 2.730%, 6/15/2021	1,998,198
1,720,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	1,717,857
1,430,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	1,440,061
		TOTAL	5,156,116
		Equipment Lease—0.8%
350,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	353,366
1,130,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class C, 2.420%, 11/15/2022	1,140,520
		TOTAL	1,493,886
		Other—0.9%
1,750,000	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	1,754,014
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Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—5.2%
$1,750,000	[1,2]	American Homes 4 Rent 2014-SFR3, Class E, 6.418%, 12/17/2036	$1,908,588
316,000	[1,2]	American Homes 4 Rent 2015-SFR1, Class E, 5.639%, 4/17/2052	325,992
1,750,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.273%, 6/17/2031	1,760,281
2,000,000	[1,2]	Invitation Homes Trust 2014-SFR2, Class C, 2.377%, 9/17/2031	2,016,401
1,750,000	1,2	Progress Residential Trust 2014-SFR1, Class E, 4.323%, 10/17/2031	1,790,568
1,750,000	[1,2]	Sway Residential Trust 2014-1, Class E, 4.473%, 1/17/2032	1,799,424
		TOTAL	9,601,254
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $17,748,391)	18,005,270
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.8%
		Agency Commercial Mortgage-Backed Securities—4.5%
1,500,000	[1,2]	FREMF Mortgage Trust 2012-K22, Class B, 3.687%, 8/25/2045	1,556,174
1,750,000	[1,2]	FREMF Mortgage Trust 2013-K30, Class B, 3.560%, 6/25/2045	1,785,488
3,000,000	[1,2]	FREMF Mortgage Trust 2013-K502, Class B, 2.723%, 3/25/2045	3,045,207
2,000,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	2,054,183
		TOTAL	8,441,052
		Non-Agency Commercial Mortgage-Backed Securities—3.3%
1,750,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	1,963,915
2,700,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.956%, 4/10/2046	2,700,061
1,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.225%, 7/15/2046	1,510,634
		TOTAL	6,174,610
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,549,937)	14,615,662
		REPURCHASE AGREEMENT—2.1%
3,872,000		Interest in $825,000,000 joint repurchase agreement 0.15%, dated 3/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $825,003,438 on 4/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $841,960,486. (AT COST)	3,872,000
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $180,316,471)[4]	185,848,271
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	610,969
		TOTAL NET ASSETS—100%	$186,459,240
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At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[6]United States Treasury Ultra Bond Long Futures	15	$2,548,125	June 2015	$74,779
[6]United States Treasury Notes 10-Year Short Futures	37	$4,769,531	June 2015	$(11,040)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$63,739
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $42,001,673, which represented 22.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2015, these liquid restricted securities amounted to $40,657,443, which represented 21.8% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	The cost of investments for federal tax purposes amounts to $180,130,710.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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6

The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$112,261,537	$—	$112,261,537
Collateralized Mortgage Obligations	—	31,631,416	18,858	31,650,274
Agency Risk Transfer Securities	—	5,111,526	—	5,111,526
Adjustable Rate Mortgages	—	332,002	—	332,002
Asset-Backed Securities	—	18,005,270	—	18,005,270
Commercial Mortgage-Backed Securities	—	14,615,662	—	14,615,662
Repurchase Agreement	—	3,872,000	—	3,872,000
TOTAL SECURITIES	$—	185,829,413	18,858	185,848,271
OTHER FINANCIAL INSTRUMENTS*	$63,739	$—	$—	$63,739
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.65	$9.60	$10.03	$9.98	$9.97	$9.89
Income From Investment Operations:
Net investment income	0.13[1]	0.28	0.24[1]	0.29[1]	0.34[1]	0.40[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	0.05	(0.40)	0.11	0.09	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.33	(0.16)	0.40	0.43	0.55
Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.27)	(0.35)	(0.42)	(0.47)
Net Asset Value, End of Period	$9.80	$9.65	$9.60	$10.03	$9.98	$9.97
Total Return[2]	2.94%	3.45%	(1.58)%	4.10%	4.39%	5.69%
Ratios to Average Net Assets:
Net expenses	0.49%[3]	0.48%	0.40%	0.38%	0.35%	0.35%
Net investment income	2.69%[3]	2.76%	2.47%	2.95%	3.41%	3.98%
Expense waiver/reimbursement[4]	0.15%[3]	0.16%	0.22%	0.21%	0.24%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,094	$150,646	$175,969	$221,088	$265,567	$307,718
Portfolio turnover	21%	40%	164%	227%	222%	178%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	21%	8%	64%	64%	37%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.65	$9.60	$10.03	$9.98	$9.97	$9.89
Income From Investment Operations:
Net investment income	0.12[1]	0.25	0.21[1]	0.26[1]	0.31[1]	0.37[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	0.05	(0.40)	0.11	0.09	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.30	(0.19)	0.37	0.40	0.52
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.24)	(0.32)	(0.39)	(0.44)
Net Asset Value, End of Period	$9.80	$9.65	$9.60	$10.03	$9.98	$9.97
Total Return[2]	2.78%	3.15%	(1.87)%	3.79%	4.08%	5.38%
Ratios to Average Net Assets:
Net expenses	0.79%[3]	0.78%	0.70%	0.68%	0.65%	0.65%
Net investment income	2.40%[3]	2.45%	2.17%	2.65%	3.11%	3.69%
Expense waiver/reimbursement[4]	0.33%[3]	0.34%	0.39%	0.39%	0.42%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,365	$34,579	$40,329	$49,665	$53,023	$55,467
Portfolio turnover	21%	40%	164%	227%	222%	178%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	21%	8%	64%	64%	37%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
March 31, 2015 (unaudited)
Assets:
Total investment in securities, at value (identified cost $180,316,471)		$185,848,271
Restricted cash (Note 2)		19,538
Income receivable		523,695
Receivable for investments sold		4,166,626
Receivable for shares sold		44,598
TOTAL ASSETS		190,602,728
Liabilities:
Payable for investments purchased	$3,768,926
Payable for shares redeemed	204,056
Bank overdraft	13,225
Payable for daily variation margin	7,344
Income distribution payable	141,125
Payable for distribution services fee (Note 5)	2,207
Payable for other service fees (Notes 2 and 5)	6,605
TOTAL LIABILITIES		4,143,488
Net assets for 19,034,625 shares outstanding		$186,459,240
Net Assets Consist of:
Paid-in capital		$195,100,118
Net unrealized appreciation of investments and futures contracts		5,595,539
Accumulated net realized loss on investments and futures contracts		(14,267,968)
Undistributed net investment income		31,551
TOTAL NET ASSETS		$186,459,240
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$152,094,472 ÷ 15,526,488 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized		$9.80
Service Shares:
$34,364,768 ÷ 3,508,137 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized		$9.80
See Notes which are an integral part of the Financial Statements
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10

Statement of Operations
Six Months Ended March 31, 2015 (unaudited)
Investment Income:
Interest			$2,980,742
Expenses:
Investment adviser fee (Note 5)		$373,817
Administrative fee (Note 5)		73,113
Custodian fees		12,902
Transfer agent fee		35,062
Directors'/Trustees' fees (Note 5)		1,762
Auditing fees		14,860
Legal fees		5,122
Portfolio accounting fees		55,569
Distribution services fee (Note 5)		42,605
Other service fees (Notes 2 and 5)		38,326
Share registration costs		15,447
Printing and postage		8,245
Taxes		7,141
Miscellaneous (Note 5)		3,251
TOTAL EXPENSES		687,222
Waivers (Note 5):
Waiver of investment adviser fee	$(143,785)
Waiver of other operating expenses	(29,805)
TOTAL WAIVERS		(173,590)
Net expenses			513,632
Net investment income			2,467,110
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			33,542
Net realized gain on futures contracts			205,813
Net change in unrealized appreciation of investments			2,546,658
Net change in unrealized appreciation of futures contracts			23,720
Net realized and unrealized gain on investments and futures contracts			2,809,733
Change in net assets resulting from operations			$5,276,843
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2015	Year Ended 9/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,467,110	$5,253,624
Net realized gain on investments and futures contracts	239,355	695,103
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,570,378	424,726
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,276,843	6,373,453
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,075,105)	(4,570,051)
Service Shares	(411,648)	(932,176)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,486,753)	(5,502,227)
Share Transactions:
Proceeds from sale of shares	24,266,612	26,838,078
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Mortgage Securities Fund	—	38,208,159
Net asset value of shares issued to shareholders in payment of distributions declared	1,713,873	3,926,123
Cost of shares redeemed	(27,535,939)	(100,916,586)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,555,454)	(31,944,226)
Change in net assets	1,234,636	(31,073,000)
Net Assets:
Beginning of period	185,224,604	216,297,604
End of period (including undistributed net investment income of $31,551 and $51,194, respectively)	$186,459,240	$185,224,604
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2015 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Mortgage Securities Fund (“Mortgage Securities Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Mortgage Securities Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Mortgage Securities Fund, Trust Shares exchanged, a shareholder received 0.869 shares of the Fund's Institutional Shares.
For every one share of Mortgage Securities Fund, Class A Shares exchanged, a shareholder received 0.875 shares of the Fund's Service Shares.
The Fund received net assets from the Mortgage Securities Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Mortgage Securities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,947,124	$38,208,159	$922,639	$ 169,951,192	$208,159,351
1	Unrealized Appreciation is included in the Mortgage Securities Fund Net Assets Received amount shown above.
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Assuming the acquisition had been completed on October 1, 2013, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended September 30, 2014, are as follows:
Net investment income*	$6,314,170
Net realized and unrealized gain on investments	$1,185,080
Net increase in net assets resulting from operations	$7,499,250
*	Net investment income reflects $272,488 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of earnings of the Mortgage Securities Fund that has been included in the Fund's Statement of Changes in Net Assets as of September 30, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$38,326
For the six months ended March 31, 2015, the Fund's Institutional Shares did not incur other service fees.
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Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$17,963	$18,858
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,325,372
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,779,708 and $12,615,085, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(63,739)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$205,813

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$23,720
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,184,028	$21,231,028	2,372,076	$22,831,838
Proceeds from shares issued in connection with tax-free transfer of assets from Huntington Mortgage Securities Fund	—	—	3,644,052	35,274,421
Shares issued to shareholders in payment of distributions declared	160,660	1,566,603	372,351	3,585,782
Shares redeemed	(2,427,612)	(23,628,339)	(9,111,941)	(87,715,851)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(82,924)	$(830,708)	(2,723,462)	$(26,023,810)
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	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	311,295	$3,035,584	416,665	$4,006,240
Proceeds from shares issued in connection with tax-free transfer of assets from Huntington Mortgage Securities Fund	—	—	303,072	2,933,738
Shares issued to shareholders in payment of distributions declared	15,103	147,270	35,341	340,341
Shares redeemed	(401,450)	(3,907,600)	(1,373,298)	(13,200,735)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(75,052)	$(724,746)	(618,220)	$(5,920,416)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(157,976)	$(1,555,454)	(3,341,682)	$(31,944,226)
4. FEDERAL TAX INFORMATION
At March 31, 2015, the cost of investments for federal tax purposes was $180,130,710. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $5,717,561. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,999,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,282,032.
At September 30, 2014, the Fund had a capital loss carryforward of $14,676,473 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,036,825	$—	$1,036,825
2015	7,353,651	NA	7,353,651
2016	1,771,734	NA	1,771,734
2018	4,514,263	NA	4,514,263
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the Adviser voluntarily waived $143,785 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$42,605	$(29,805)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2015, FSC retained $12,800 of fees paid by the Fund.
Other Service Fees
For the six months ended March 31, 2015, FSSC received $215 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have voluntarily agreed to waive their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2015, were as follows:
Purchases	$34,198,847
Sales	$4,159,848
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,029.40	$2.48
Service Shares	$1,000	$1,027.80	$3.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.49	$2.47
Service Shares	$1,000	$1,020.99	$3.98
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Service Shares	0.79%
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Evaluation and Approval of Advisory Contract–May 2014
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
26

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
27

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report
28

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

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Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2015
Share Class	Ticker
A	FULAX
Institutional	FULIX
Service	FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2014 through March 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	52.2%
Corporate Debt Securities	33.8%
Collateralized Mortgage Obligations	9.4%
Floating Rate Loans	1.8%
Municipal Bonds	0.8%
Mortgage-Backed Securities[3]	0.4%
Foreign Government Securities	0.3%
Trade Finance Agreements	0.2%
U.S. Treasury Securities[4]	0.0%
Commercial Mortgage-Backed Securities[4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Other Security Types[4,6]	0.0%
Cash Equivalents[7]	1.6%
Other Assets and Liabilities—Net[8]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stocks and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association—0.2%
$1,283,599		FNMA ARM 544848, 2.476%, 4/01/2030	$1,312,648
1,846,242		FNMA ARM 544872, 2.806%, 7/01/2034	1,971,490
402,113		FNMA ARM 556379, 1.528%, 5/01/2040	412,939
1,920,959		FNMA ARM 618128, 1.942%, 8/01/2033	1,990,700
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,527,411)	5,687,777
		ASSET-BACKED SECURITIES—52.2%
		Auto Receivables—23.2%
4,200,000	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,197,436
4,605,108	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	4,597,231
5,600,000		Ally Auto Receivables Trust 13-SN1 A4, Class A4, 0.90%, 5/22/2017	5,609,640
10,000,000		Ally Auto Receivables Trust 2014-SN2, Class A2B, 0.476%, 3/20/2017	10,001,607
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.525%, 6/15/2017	3,519,190
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.625%, 2/15/2018	10,014,944
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.695%, 9/15/2018	4,769,907
2,193,017	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	2,196,975
659,714	[1,2]	American Credit Acceptance Receivables Trust 2013-2, Class A, 1.32%, 2/15/2017	660,014
7,105,350	[1,2]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	7,101,951
566,417		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	566,533
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,375,311
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,027,170
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,179,389
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,003,108
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,036,557
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,072,222
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,135,607
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,560,000		Americredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	$2,629,384
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.575%, 9/15/2017	12,210,940
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	13,013,261
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,079,583
6,500,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A2, 0.69%, 7/17/2017	6,501,148
4,000,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	4,004,465
2,708,033		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	2,709,109
23,500,000		Capital Auto Receivables Asset Trust 2014-3, Class A1, 0.496%, 2/21/2017	23,485,177
808,382		Carmax Auto Owner Trust 2013-3, Class A2, 0.59%, 8/15/2016	808,490
3,164,405	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.425%, 4/7/2024	3,189,289
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.725%, 5/7/2024	3,608,307
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.025%, 5/7/2024	2,505,836
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.175%, 1/7/2025	3,017,207
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.575%, 1/7/2025	4,003,315
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.975%, 1/7/2025	2,506,529
6,000,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.595%, 3/7/2026	6,001,240
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 0.975%, 3/7/2026	4,354,893
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.375%, 3/7/2026	1,741,996
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.725%, 3/7/2026	2,663,127
5,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 0.675%, 2/7/2027	5,001,633
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.122%, 2/7/2027	3,004,656
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 1.622%, 2/7/2027	2,533,872
3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 1.922%, 2/7/2027	3,605,582
4,000,000	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	4,005,516
5,481,057	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	5,491,269
3,777,575	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	3,778,126
14,000,000	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	14,008,870
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,480,564
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,747,962
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,503,255
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	12,014,738
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,178,794
22,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	21,980,567
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	$19,992,261
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,060,525
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,560,072
8,900,000		Ford Credit FloorPlan Master Owner 2013-1, Class A2, 0.555%, 1/15/2018	8,911,320
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,527,443
15,700,000	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.575%, 4/10/2028	15,701,514
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,017,727
8,450,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,549,977
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,809,735
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,081,424
19,804,000	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class B, 0.96%, 8/15/2017	19,804,269
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,177,022
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	10,040,620
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,045,187
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,028,873
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.825%, 5/15/2018	5,420,405
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,564,440
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,049,017
5,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	5,002,581
10,000,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	10,011,771
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,006,430
2,373,334	[1,2]	Motor PLC 2013-1A, Class A1, 0.674%, 2/25/2021	2,374,406
13,842,400	[1,2]	Motor PLC 2014-1A, Class A1, 0.654%, 8/25/2021	13,861,676
12,750,000	[1,2]	Motor PLC 2015-1A, Class A1, 0.804%, 6/25/2022	12,772,416
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 0.921%, 10/25/2019	6,302,436
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.171%, 10/25/2019	4,001,708
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 1.671%, 10/25/2019	4,001,697
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.471%, 10/25/2019	4,611,935
6,000,000	[1,2]	Nextgear Floorplan Master Owner Trust, Class A, 1.92%, 10/15/2019	6,026,775
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	$16,062,643
20,000,000		Nissan Master Owner Trust Receivables 2013-A, Class A, 0.475%, 2/15/2018	20,005,112
7,500,000	[1,2]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	7,509,470
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,816,177
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.425%, 3/14/2018	5,047,829
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.875%, 8/14/2018	4,012,849
539,042	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.075%, 5/14/2016	539,234
13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.675%, 10/14/2018	13,696,978
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.725%, 2/14/2019	14,512,600
1,302,471		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	1,302,947
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,156,072
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,811,634
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,108,651
5,570,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,702,820
5,000,000		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	5,000,605
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	5,000,343
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	7,008,703
2,362,696		World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.495%, 5/16/2016	2,364,101
18,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	18,097,834
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,564,487
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.525%, 2/15/2018	10,505,001
		TOTAL	716,575,244
		Credit Card—13.1%
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.975%, 5/15/2020	25,273,257
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 0.875%, 2/16/2021	14,576,688
25,000,000		American Express Credit Account Master Trust 2014-1, Class B, 0.675%, 12/15/2021	25,004,348
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.625%, 5/15/2020	$9,093,873
3,550,000	[1,2]	American Express Credit Account Master Trust, Class C, 1.29%, 3/15/2018	3,559,354
18,834,000		American Express Issuance Trust II 2013-1, Class C, 0.875%, 2/15/2019	18,824,598
3,111,000		American Express Issuance Trust II 2013-2, Class B, 0.875%, 8/15/2019	3,127,653
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.555%, 6/15/2021	17,003,751
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 0.505%, 6/15/2020	12,238,759
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A, 0.535%, 6/15/2022	17,309,256
20,000,000		Capital One Multi-Asset Execution Trust 2014-A3, Class A3, 0.555%, 1/18/2022	19,990,383
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.425%, 4/15/2019	13,123,505
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.545%, 4/15/2021	14,987,789
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.415%, 2/7/2018	12,006,842
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.454%, 5/26/2020	15,481,354
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.625%, 4/15/2021	13,542,959
10,000,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.605%, 7/15/2021	10,017,371
15,000,000		Discover Card Master Trust I 2012 - B3, Class B3, 0.625%, 5/15/2018	15,009,571
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.535%, 12/16/2019	17,994,851
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.625%, 7/17/2017	8,003,117
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,011,576
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.425%, 2/15/2018	14,444,927
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.605%, 9/15/2018	7,008,169
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.625%, 3/15/2021	20,475,633
5,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	5,004,518
11,078,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	11,125,188
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,608,254
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	6,011,324
22,000,000	[1,2]	Penarth Master Issuer PLC 2013-1A, Class A1, 0.567%, 11/18/2017	22,017,215
4,850,000	[1,2]	Penarth Master Issuer PLC 2015-1A, Class A1, 0.563%, 3/18/2019	4,851,456
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 0.975%, 6/17/2019	$8,062,808
		TOTAL	403,790,347
		Equipment Lease—4.8%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,627,554
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,034,794
3,021,539	[1,2]	CLI Funding LLC 2006-1A A, Class A, 0.353%, 8/18/2021	3,005,805
7,600,000	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	7,567,476
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,012,208
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,299,423
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,602,191
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,499,528
12,500,000		CNH Equipment Trust 2014-C, Class A2, 0.63%, 12/15/2017	12,490,419
5,000,000	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	5,003,799
5,000,000		GE Equipment Midticket LLC (Series 2014-1), Class A4, 1.59%, 8/22/2023	5,035,807
327,966		GE Equipment Midticket LLC, (Series 2013-1), Class A2, 0.64%, 3/22/2016	327,975
3,575,000		GE Equipment Midticket LLC, (Series 2013-1), Class B, 1.78%, 2/22/2023	3,597,723
4,800,000	[1,2]	GE Equipment Small Ticket LLC (Series 2013-1A), Class A4, 1.39%, 7/24/2020	4,825,908
4,673,807	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class A2, 0.59%, 8/24/2016	4,673,922
5,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2014-1A), Class B, 1.67%, 10/25/2021	5,028,767
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,149,481
5,500,000		GE Equipment Transportation LLC, (Series 2012-2), Class A4, 0.81%, 9/24/2020	5,502,407
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,016,253
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,909,886
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,199,718
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,002,964
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,104,511
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,367,307
2,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	2,120,193
5,000,000	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	4,999,163
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,037,231
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$1,448,422	[1,2]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	$1,448,671
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,272,882
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,353,396
3,990,000	[1,2]	Volvo Financial Equipment LLC (Series 2013-1), Class C, 1.62%, 8/17/2020	3,976,962
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,899,521
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,264,891
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,509,920
		TOTAL	148,768,656
		Home Equity Loan—0.3%
350,158		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.534%, 7/25/2035	349,770
5,554,120		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.354%, 2/25/2036	5,376,163
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.914%, 8/25/2034	28,897
140,581		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.194%, 11/25/2034	128,276
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	11,100
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.834%, 2/25/2035	147,689
481,601	[1,2]	Quest Trust 2004 - X1, Class A, 0.834%, 3/25/2034	486,863
1,779,428		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,823,529
76,188		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.774%, 8/25/2033	73,112
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	8,425,399
		Manufactured Housing—0.0%
28,228		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	28,115
		Non-Agency Mortgage—0.6%
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 0.765%, 1/21/2070	17,811,944
		Other—10.2%
10,490,930	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.485%, 6/14/2037	10,273,181
1,978,757	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.435%, 5/10/2032	1,954,152
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$3,139,044	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.056%, 2/25/2043	$3,157,417
15,000,000	[1,3]	Carlyle Global Market Strategies, Class A, 2.153%, 10/15/2021	15,000,000
502,109	[1,2]	GE Business Loan Trust, (Series 2004-1), Class A, 0.465%, 5/15/2032	487,729
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.666%, 6/20/2017	9,005,078
2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.616%, 10/20/2017	2,502,797
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.876%, 10/20/2017	5,828,786
23,000,000		GE Dealer Floorplan Master Note Trust 2014-2, Class A, 0.626%, 10/20/2019	23,033,858
7,246,284		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.854%, 10/25/2035	7,268,685
1,719,368	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 0.655%, 5/16/2022	1,720,107
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.084%, 10/25/2025	7,049,560
6,485,908		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.652%, 10/25/2028	6,453,089
4,574,554		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	4,577,757
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.725%, 2/15/2018	8,445,774
10,000,000	[1,2]	PFS Financing Corp. 2013-BA, Class B, 1.275%, 4/17/2017	10,042,840
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 0.775%, 2/15/2019	14,093,454
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.125%, 2/15/2019	6,004,944
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 0.775%, 10/15/2019	13,010,164
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.025%, 10/15/2019	3,001,688
13,992,340	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.425%, 5/16/2044	14,692,861
7,406,628		SLM Student Loan Trust 2011-1, Class A1, 0.694%, 3/25/2026	7,428,307
4,993,634		SLM Student Loan Trust 2011-2, Class A1, 0.774%, 11/25/2027	5,019,869
2,271,958	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.175%, 10/15/2024	2,282,497
3,252,250	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.575%, 8/15/2025	3,283,905
13,610,774	[1,2]	SLM Student Loan Trust 2012-B, Class A1, 1.275%, 12/15/2021	13,643,201
17,799,561	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.275%, 8/15/2023	17,886,899
5,536,793	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.925%, 10/16/2023	5,552,713
1,280,136		SLM Student Loan Trust 2013-3, Class A1, 0.374%, 11/27/2017	1,279,969
1,407,588		SLM Student Loan Trust 2013-5, Class A1, 0.434%, 5/25/2018	1,407,607
6,100,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.225%, 5/17/2027	6,130,287
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,818,893
4,599,306	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 0.825%, 7/15/2022	4,608,654
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,665,000	[1,2]	SLM Student Loan Trust 2013-B, Class A2B, 1.275%, 6/17/2030	$1,675,310
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,753,689
2,040,360	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.025%, 2/15/2022	2,046,955
17,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.575%, 10/15/2031	17,230,555
7,500,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.325%, 1/15/2026	7,543,664
660,974	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	670,548
1,325,389	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,344,983
4,286,663	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	4,312,302
8,250,000	[1,2]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	8,268,924
1,470,102	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	1,473,057
4,079,212	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	4,099,077
1,220,410	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 1.774%, 6/25/2025	1,234,935
3,359,344	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.421%, 8/25/2032	3,335,379
9,250,855	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.419%, 3/25/2033	9,269,449
1,516,728		South Texas Higher Education Authority, Class A1, 0.755%, 10/1/2020	1,518,597
		TOTAL	316,724,146
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,609,593,969)	1,612,123,851
		CORPORATE BONDS—31.9%
		Basic Industry - Chemicals—0.6%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,547,260
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,521,360
7,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, (Series 144A), 6.70%, 11/1/2015	7,191,184
		TOTAL	18,259,804
		Basic Industry - Metals & Mining—0.6%
3,500,000	[1,2]	Anglo American Capital PLC, Floating Rate Note - Sr. Note, (Series 144A), 1.203%, 4/15/2016	3,499,069
5,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	5,931,750
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note - Sr. Note, 0.523%, 9/30/2016	1,000,461
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,113,568
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note - Sr. Note, 1.111%, 6/17/2016	4,762,108
		TOTAL	19,306,956
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.1%
$3,946,000		Masco Corp., Sr. Unsecd. Note, 6.125%, 10/3/2016	$4,224,588
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,526,920
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, (Series 144A), 1.625%, 10/31/2017	9,963,240
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,345,934
		TOTAL	13,836,094
		Communications - Cable & Satellite—0.6%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,548,990
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,110,790
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	10,346,814
		TOTAL	17,006,594
		Communications - Media & Entertainment—1.0%
2,075,000	[1,2]	British Sky Broadcasting Group PLC, (Series 144A), 2.625%, 9/16/2019	2,109,416
5,000,000		CBS Corp., 2.30%, 8/15/2019	5,005,920
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,255,747
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,781,285
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,064,560
10,000,000		Walt Disney Co., Floating Rate Note - Sr. Note, (Series GMTN), 0.571%, 5/30/2019	10,014,150
5,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTN), 0.45%, 12/1/2015	5,002,620
		TOTAL	32,233,698
		Communications - Telecom Wireless—0.5%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note - Sr. Note, 1.268%, 9/12/2016	8,616,568
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,510,342
		TOTAL	16,126,910
		Communications - Telecom Wirelines—1.1%
6,000,000		AT&T, Inc., Floating Rate Note - Sr. Note, 0.643%, 2/12/2016	5,997,582
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	3,000,675
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,769,085
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,348,320
7,000,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.041%, 6/17/2019	7,061,411
3,680,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.021%, 9/14/2018	3,841,537
		TOTAL	34,018,610
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—2.5%
$6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note - Sr. Note, (Series 144A), 0.636%, 5/26/2016	$6,023,832
1,265,000		American Honda Finance Corp., Floating Rate Note - Sr. Note, 0.754%, 10/7/2016	1,271,149
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, (Series 144A), 1.60%, 2/16/2018	4,033,672
5,000,000		American Honda Finance Corp., Unsecd. Deb., (Series MTN), 0.387%, 9/2/2016	5,000,615
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 0.615%, 3/10/2017	7,009,513
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 1.115%, 8/1/2018	7,784,092
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, (Series 144A), 0.595%, 8/1/2017	8,988,336
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, (Series 144A), 1.875%, 8/9/2016	6,053,844
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, (Series 144A), 0.969%, 9/26/2016	8,552,105
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, (Series 144A), 3.50%, 4/3/2018	7,208,989
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note - Sr. Note, (Series 144A), 0.632%, 5/23/2017	10,004,580
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, (Series 144A), 0.701%, 11/20/2017	5,004,275
		TOTAL	76,935,002
		Consumer Cyclical - Leisure—0.1%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,477,925
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,505,613
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	2,004,326
		TOTAL	4,509,939
		Consumer Cyclical - Services—0.5%
9,000,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, (Series 144A), 0.782%, 11/28/2017	8,977,104
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,951,018
		TOTAL	15,928,122
		Consumer Non-Cyclical - Food/Beverage—2.3%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,796,750
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,309,101
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,001,388
3,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	3,005,151
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$12,000,000		Mondelez International, Inc., Floating Rate Note - Sr. Note, 0.775%, 2/1/2019	$11,903,160
8,900,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	8,916,323
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,057,734
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note - Sr. Note, (Series 144A), 0.945%, 8/1/2018	9,535,577
5,000,000		Sysco Corp., Sr. Unsecd. Note, 1.45%, 10/2/2017	5,040,945
11,235,000		Tyson Foods, Inc., 6.60%, 4/1/2016	11,853,835
		TOTAL	70,419,964
		Consumer Non-Cyclical - Health Care—0.6%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, (Series 144A), 0.536%, 10/6/2017	10,411,596
7,000,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 0.721%, 6/15/2016	7,010,619
		TOTAL	17,422,215
		Consumer Non-Cyclical - Supermarkets—0.2%
7,500,000		Kroger Co., Sr. Unsecd. Note, 0.787%, 10/17/2016	7,517,145
		Consumer Non-Cyclical - Tobacco—0.3%
5,000,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	5,075,860
3,335,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 2.30%, 8/21/2017	3,368,837
		TOTAL	8,444,697
		Energy - Independent—0.7%
5,540,000		Canadian Natural Resources Ltd., Floating Rate Note - Sr. Note, 0.648%, 3/30/2016	5,533,491
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,635,501
8,750,000		Petroleos Mexicanos, Floating Rate Note - Sr. Note, 2.277%, 7/18/2018	8,977,500
		TOTAL	21,146,492
		Energy - Integrated—1.7%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,063,815
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,116,195
6,000,000		BP Capital Markets PLC, Floating Rate Note - Sr. Note, 0.899%, 9/26/2018	6,004,806
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,057,597
10,000,000		Chevron Corp., Unsecd. Note, 0.787%, 11/15/2021	10,041,370
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,752,504
10,000,000		Petrobras Global Finance BV, Floating Rate Note - Sr. Note, 2.393%, 1/15/2019	8,687,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$3,000,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	$2,950,140
7,000,000		Statoil ASA, Floating Rate Note - Sr. Note, 0.547%, 5/15/2018	6,981,751
		TOTAL	53,655,678
		Energy - Midstream—0.3%
4,309,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.50%, 3/1/2016	4,398,851
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,461,188
		TOTAL	7,860,039
		Energy - Oil Field Services—0.2%
4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	4,737,470
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	2,002,212
		TOTAL	6,739,682
		Financial Institution - Banking—9.1%
7,500,000		American Express Co., Floating Rate Note - Sr. Note, 0.852%, 5/22/2018	7,510,290
2,600,000		American Express Credit Corp., 0.565%, 9/22/2017	2,594,998
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,119,735
16,000,000		BB&T Corp., Sr. Unsecd. Note, (Series MTN), 0.915%, 2/1/2019	16,062,672
3,500,000		Bank of America Corp., Floating Rate Note - Sr. Note, 1.293%, 1/15/2019	3,551,184
3,600,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 0.872%, 8/25/2017	3,602,750
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 1.085%, 3/22/2016	5,018,965
9,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,000,000
10,000,000		Bank of Montreal, Floating Rate Note - Sr. Note, (Series MTN), 0.852%, 4/9/2018	10,069,970
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, (Series MTN), 0.747%, 9/11/2019	7,866,773
3,750,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.15%, 11/21/2016	3,750,506
4,150,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.50%, 9/5/2017	4,142,007
5,000,000		Citigroup, Inc., 0.747%, 8/14/2017	4,985,265
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	5,013,150
8,000,000		Citigroup, Inc., Floating Rate Note - Sr. Note, 1.045%, 4/1/2016	8,023,272
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, (Series BKNT), 1.85%, 9/29/2017	7,053,690
10,000,000		Fifth Third Bancorp, Floating Rate Note - Sr. Note, (Series BKNT), 0.766%, 11/18/2016	10,038,420
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	$5,011,580
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, (Series MTN), 1.357%, 11/15/2018	15,177,165
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.417%, 4/23/2020	3,802,290
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.565%, 6/23/2017	1,996,888
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,806,571
6,750,000		Huntington National Bank, Floating Rate Note - Sr. Note, 0.681%, 4/24/2017	6,744,377
5,000,000		JPMorgan Chase & Co., Floating Rate Note - Sr. Note, (Series MTN), 0.707%, 4/23/2015	5,000,875
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, (Series 1), 0.886%, 1/28/2019	7,871,902
2,450,000		MUFG Union Bank, N.A., Floating Rate Note - Sr. Note, 1.019%, 9/26/2016	2,463,681
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, (Series BKNT), 0.556%, 7/25/2017	12,962,612
10,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, (Series GMTN), 1.536%, 4/25/2018	10,166,690
6,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, 1.106%, 1/24/2019	6,025,584
2,725,000		Morgan Stanley, Floating Rate Note - Sr. Note, 1.512%, 2/25/2016	2,745,623
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.396%, 1/27/2020	2,032,268
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note - Sr. Note, (Series 144A), 0.718%, 5/13/2016	10,033,600
4,500,000		PNC Bank, N.A., Floating Rate Note - Sr. Note, 0.566%, 1/28/2016	4,506,080
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note - Sr. Note, (Series GMTN), 0.634%, 3/8/2016	5,317,013
10,000,000		Royal Bank of Canada, Montreal, Sr. Unsecd. Note, (Series GMTN), 0.514%, 10/13/2017	10,003,640
12,000,000		U.S. Bank, N.A., (Series BKNT), 0.467%, 9/11/2017	12,000,492
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, (Series BKNT), 0.736%, 10/28/2019	5,018,940
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series MTN), 0.524%, 9/8/2017	9,974,010
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.189%, 6/26/2015	5,011,780
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	5,026,600
15,000,000		Westpac Banking Corp., Floating Rate Note, 0.995%, 7/30/2018	15,154,635
		TOTAL	282,258,543
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
5,000,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	5,007,625
7,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 3.875%, 11/9/2015	7,094,997
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, (Series 144A), 2.95%, 11/1/2019	$9,669,899
		TOTAL	21,772,521
		Financial Institution - Finance Companies—1.1%
20,000,000		General Electric Capital Corp., 0.965%, 4/2/2018	20,227,920
5,000,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, (Series GMTN), 0.763%, 1/14/2019	5,010,185
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 1.625%, 7/2/2015	10,030,910
		TOTAL	35,269,015
		Financial Institution - Insurance - Life—2.5%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,474,875
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note - Sr. Secured Note, (Series 144A), 0.632%, 4/10/2017	22,063,668
12,000,000	[1,2]	New York Life Global Funding, (Series 144A), 0.551%, 12/15/2017	12,001,284
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note - Sr. Note, (Series 144A), 0.607%, 5/23/2016	6,520,117
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, (Series 144A), 1.15%, 11/25/2016	6,012,492
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,027,360
12,650,000	1,2	Principal Life Global Funding II, Floating Rate Note - Sr. Note, (Series 144A), 0.631%, 5/27/2016	12,680,879
11,000,000		Prudential Financial, Inc., Floating Rate Note - Sr. Note, (Series MTN), 1.037%, 8/15/2018	11,074,404
		TOTAL	75,855,079
		Financial Institution - Insurance - P&C—0.3%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,028,200
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	3,010,110
		TOTAL	9,038,310
		Technology—1.8%
13,750,000		Apple, Inc., Floating Rate Note - Sr. Note, 0.503%, 5/3/2018	13,798,249
5,000,000		Apple, Inc., Floating Rate Note - Sr. Note, 0.555%, 5/6/2019	5,027,120
11,000,000		Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.762%, 3/1/2019	11,095,249
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,388,441
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,987,936
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,033,682
3,500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, (Series 144A), 3.30%, 10/30/2019	3,529,557
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	$1,998,240
8,000,000		Oracle Corp., Floating Rate Note - Sr. Note, 0.833%, 1/15/2019	8,070,080
		TOTAL	56,928,554
		Transportation - Railroads—0.3%
9,000,000		Kansas City Southern de Mexico SA de CV, Floating Rate Note - Sr. Note, 0.956%, 10/28/2016	8,983,782
		Transportation - Services—0.4%
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,012,828
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 2.35%, 2/26/2019	5,138,770
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,047,898
		TOTAL	13,199,496
		Utility - Electric—0.9%
6,000,000		Duke Energy Corp., Floating Rate Note - Sr. Note, 0.636%, 4/3/2017	6,016,038
5,000,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	5,039,665
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, (Series A), 2.75%, 3/15/2018	1,178,357
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,000,190
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	9,025,983
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,083,688
		TOTAL	26,343,921
		Utility - Natural Gas—0.2%
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	6,990,585
		TOTAL CORPORATE BONDS (IDENTIFIED COST $983,970,170)	986,709,960
		MUNICIPAL BONDS—0.8%
		Municipal Services—0.5%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,489,861
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.872% Bonds, 11/1/2017	10,060,300
		TOTAL	16,550,161
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.672% TOBs 7/1/2017	7,500,150
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $23,950,000)	24,050,311
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
$527,431		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $557,594)	$613,434
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.4%
		Commercial Mortgage—3.3%
8,000,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.925%, 6/15/2033	7,979,970
1,691,475	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	1,704,219
178,793		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	178,845
3,600,537		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,602,925
2,653,748	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	2,699,123
151,728	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	151,921
25,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.672%, 12/15/2028	24,833,705
25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.823%, 11/15/2045	25,001,140
3,714,994		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	3,714,039
694,353	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	697,337
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.956%, 4/10/2046	15,000,340
2,555,180		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	2,567,572
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.373%, 6/15/2045	5,153,897
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.225%, 7/15/2046	8,056,712
		TOTAL	101,341,745
		Federal Home Loan Mortgage Corporation—1.2%
52,224		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.525%, 2/15/2018	52,360
3,911,637		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.575%, 6/15/2034	3,931,960
1,185,637		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.475%, 4/15/2035	1,189,680
2,395,084		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.695%, 12/15/2035	2,422,650
834,919		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.635%, 2/15/2034	841,708
3,313,250		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.585%, 5/15/2036	3,332,898
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$1,236,487	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.555%, 5/15/2036	$1,243,517
833,995	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.660%, 8/15/2035	840,479
230,307	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.575%, 7/15/2036	231,340
1,443,441	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.475%, 9/15/2036	1,445,655
1,466,428	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.575%, 7/15/2036	1,471,457
481,074	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.575%, 7/15/2036	484,191
1,162,310	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.625%, 7/15/2037	1,167,075
4,520,281	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.775%, 11/15/2037	4,570,222
3,497,411	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.595%, 11/15/2037	3,520,586
568,147	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.925%, 7/15/2036	576,460
1,303,949	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.085%, 7/15/2037	1,335,493
2,261,376	Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	2,311,745
6,536,632	Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.551%, 4/25/2020	6,553,662
	TOTAL	37,523,138
	Federal National Mortgage Association—0.6%
437,365	Federal National Mortgage Association REMIC 2002-77 FA, 1.177%, 12/18/2032	447,480
1,320,136	Federal National Mortgage Association REMIC 2006-119 CF, 0.474%, 12/25/2036	1,322,988
1,122,322	Federal National Mortgage Association REMIC 2006-44 FK, 0.604%, 6/25/2036	1,130,121
4,597,124	Federal National Mortgage Association REMIC 2006-61 FQ, 0.574%, 7/25/2036	4,621,950
1,097,548	Federal National Mortgage Association REMIC 2006-79 DF, 0.524%, 8/25/2036	1,102,656
2,634,900	Federal National Mortgage Association REMIC 2006-81 FB, 0.524%, 9/25/2036	2,647,199
2,243,951	Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.394%, 2/25/2046	2,227,279
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,659,592		Federal National Mortgage Association REMIC 2007-88 FY, 0.634%, 9/25/2037	$1,669,346
910,042		Federal National Mortgage Association REMIC 2007-97 FE, 0.624%, 7/25/2037	917,422
590,198		Federal National Mortgage Association REMIC 2008-69 FB, 1.174%, 6/25/2037	605,061
577,100		Federal National Mortgage Association REMIC 2009-42 FG, 0.974%, 5/25/2039	583,647
191,298		Federal National Mortgage Association REMIC 2009-63 FB, 0.674%, 8/25/2039	192,433
1,276,239		Federal National Mortgage Association REMIC 2009-69 F, 1.024%, 4/25/2037	1,303,342
		TOTAL	18,770,924
		Government Agency—0.4%
5,907,715	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	5,876,968
4,761,643		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.705%, 3/9/2021	4,768,304
1,687,233		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.625%, 1/8/2020	1,695,537
		TOTAL	12,340,809
		Government National Mortgage Association—1.2%
16,507,467		Government National Mortgage Association REMIC 2012-H31 FA, 0.521%, 11/20/2062	16,443,583
9,549,842		Government National Mortgage Association REMIC 2013-H16 FA, 0.711%, 7/20/2063	9,566,707
10,280,271		Government National Mortgage Association REMIC 2013-H17 FA, 0.721%, 7/20/2063	10,302,713
		TOTAL	36,313,003
		Non-Agency Mortgage—2.7%
10,966,667	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.957%, 5/17/2060	11,023,898
36,296		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.497%, 2/25/2033	36,149
255,946	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.304%, 2/3/2029	213,602
154,814		Chaseflex Trust 2006-1, Class A2A, 4.925%, 6/25/2036	153,889
346,189		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.724%, 11/20/2035	118,402
1,071,691	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	1,070,897
4,644,984	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	4,464,910
2,391,146	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	2,243,674
2,871,980	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.657%, 10/18/2054	2,887,938
5,010,661	[1,2]	Holmes Master Issuer PLC 2012-1, Class A2, 1.903%, 10/15/2054	5,013,063
392,498		Impac CMB Trust 2004-7, Class 1A2, 1.094%, 11/25/2034	347,988
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$558,598		Impac CMB Trust 2004-9, Class 1A2, 1.054%, 1/25/2035	$431,266
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.444%, 2/25/2037	1,200,392
7,323,723	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.662%, 12/22/2054	7,385,075
14,492,122	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.762%, 12/22/2054	14,505,136
1,131,632		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.875%, 11/15/2031	1,087,369
221,971		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	221,773
519,070		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	534,117
818,351		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	837,373
2,481,065		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,327,770
5,037,600		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,653,150
10,280,131		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	9,857,366
8,819,329		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	8,426,668
500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.806%, 1/21/2055	503,414
2,504,663	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.57%, 12/25/2059	2,496,327
1,081,963		Washington Mutual 2006-AR1, Class 2A1B, 1.191%, 1/25/2046	985,082
1,544,662		Washington Mutual 2006-AR15, Class 1A, 0.968%, 11/25/2046	1,291,569
821,497		Washington Mutual 2006-AR17, Class 1A, 0.941%, 12/25/2046	661,815
203,489		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.598%, 7/25/2034	211,526
		TOTAL	85,191.598
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $296,175,559)	291,481,217
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
10,000,000	[1,2]	Finland, Government of, Sr. Unsecd. Note, 1.25%, 10/19/2015 (IDENTIFIED COST $10,053,280)	10,053,900
		INVESTMENT COMPANIES—5.7%[4]
5,626,356		Federated Bank Loan Core Fund	56,994,983
782,823		Federated Mortgage Core Portfolio	7,843,882
44,402,141	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	44,402,141
695,482		Federated Project and Trade Finance Core Fund	6,523,616
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[4]
$9,481,090	High Yield Bond Portfolio	$60,868,598
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $174,755,913)	176,633,220
	TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $3,104,583,896)[6]	3,107,353,670
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[7]	(16,904,395)
	TOTAL NET ASSETS—100%	$3,090,449,275
At March 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 2-Year Short Futures	2,000	$438,312,500	June 2015	$(1,535,828)
[8]United States Treasury Notes 5-Year Short Futures	250	$30,052,735	June 2015	$(299,401)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,835,229)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $1,186,134,363, which represented 38.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2015, these liquid restricted securities amounted to $1,170,909,661, which represented 37.9% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$5,687,777	$—	$5,687,777
Asset-Backed Securities	—	1,612,112,751	11,100	1,612,123,851
Corporate Bonds	—	986,709,960	—	986,709,960
Municipal Bonds	—	24,050,311	—	24,050,311
Mortgage-Backed Security	—	613,434	—	613,434
Collateralized Mortgage Obligations	—	291,481,217	—	291,481,217
Foreign Government/Agency	—	10,053,900	—	10,053,900
Investment Companies[1]	44,402,141	132,231,079[2]	—	176,633,220
TOTAL SECURITIES	$44,402,141	$3,062,940,429	$11,100	$3,107,353,670
OTHER FINANCIAL INSTRUMENTS[3]	$(1,835,229)	$—	$—	$(1,835,229)
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $126,105,764 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.17	$9.15	$9.23	$9.15	$9.22	$9.06
Income From Investment Operations:
Net investment income	0.02	0.07	0.09	0.12	0.14[1]	0.16[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.01	(0.08)	0.07	(0.08)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.08	0.01	0.19	0.06	0.31
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.09)	(0.11)	(0.13)	(0.15)
Net Asset Value, End of Period	$9.14	$9.17	$9.15	$9.23	$9.15	$9.22
Total Return[2]	(0.03)%	0.85%	0.10%	2.26%	0.67%	3.49%
Ratios to Average Net Assets:
Net expenses	0.91%[3]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.47%[3]	0.56%	0.90%	1.34%	1.48%	1.73%
Expense waiver/reimbursement[4]	0.18%[3]	0.20%	0.34%	0.40%	0.40%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$365,186	$385,690	$568,466	$456,913	$377,029	$288,744
Portfolio turnover	12%	25%	26%	31%	38%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.16	$9.14	$9.23	$9.15	$9.22	$9.06
Income From Investment Operations:
Net investment income	0.05	0.11	0.14	0.17	0.19[1]	0.21[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.02	(0.09)	0.08	(0.08)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.13	0.05	0.25	0.11	0.36
Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.14)	(0.17)	(0.18)	(0.20)
Net Asset Value, End of Period	$9.14	$9.16	$9.14	$9.23	$9.15	$9.22
Total Return[2]	0.36%	1.41%	0.54%	2.82%	1.23%	4.05%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.02%[3]	1.10%	1.43%	1.90%	2.04%	2.27%
Expense waiver/reimbursement[4]	0.18%[3]	0.20%	0.33%	0.40%	0.40%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,563,970	$2,497,825	$1,796,713	$1,050,985	$818,994	$570,477
Portfolio turnover	12%	25%	26%	31%	38%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.17	$9.15	$9.23	$9.15	$9.22	$9.06
Income From Investment Operations:
Net investment income	0.02	0.07	0.11	0.13	0.14[1]	0.17[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.02)	0.02	(0.09)	0.07	(0.07)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.09	0.02	0.20	0.07	0.32
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.10)	(0.12)	(0.14)	(0.16)
Net Asset Value, End of Period	$9.14	$9.17	$9.15	$9.23	$9.15	$9.22
Total Return[2]	0.02%	0.95%	0.20%	2.36%	0.77%	3.59%
Ratios to Average Net Assets:
Net expenses	0.81%[3]	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.57%[3]	0.65%	0.98%	1.51%	1.55%	1.83%
Expense waiver/reimbursement[4]	0.23%[3]	0.24%	0.36%	0.43%	0.44%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,293	$175,803	$203,390	$93,680	$120,661	$502,459
Portfolio turnover	12%	25%	26%	31%	38%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2015 (unaudited)
Assets:
Total investment in securities, at value including $176,633,220 of investment in affiliated holdings (Note 5) (identified cost $3,104,583,896)		$3,107,353,670
Cash		924,382
Cash denominated in foreign currencies (identified cost $14,774)		11,032
Restricted cash (Note 2)		1,525,000
Income receivable		5,344,752
Receivable for shares sold		6,250,582
TOTAL ASSETS		3,121,409,418
Liabilities:
Payable for shares redeemed	$29,818,150
Payable for daily variation margin	332,029
Income distribution payable	407,289
Payable for distribution services fee (Note 5)	122,355
Payable for other service fees (Notes 2 and 5)	121,679
Accrued expenses (Note 5)	158,641
TOTAL LIABILITIES		30,960,143
Net assets for 338,231,802 shares outstanding		$3,090,449,275
Net Assets Consist of:
Paid-in capital		$3,110,876,999
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		930,803
Accumulated net realized loss on investments, futures contracts and swap contracts		(21,339,419)
Distributions in excess of net investment income		(19,108)
TOTAL NET ASSETS		$3,090,449,275
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($365,185,938 ÷ 39,951,930 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.14
Offering price per share (100/98.00 of $9.14)	$9.33
Redemption proceeds per share	$9.14
Institutional Shares:
Net asset value per share ($2,563,969,941 ÷ 280,630,108 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.14
Offering price per share	$9.14
Redemption proceeds per share	$9.14
Service Shares:
Net asset value per share ($161,293,396 ÷ 17,649,764 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.14
Offering price per share	$9.14
Redemption proceeds per share	$9.14
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2015 (unaudited)
Investment Income:
Interest		$18,552,259
Dividends received from affiliated holdings (Note 5)		3,516,871
TOTAL INCOME		22,069,130
Expenses:
Investment adviser fee (Note 5)	$6,394,211
Administrative fee (Note 5)	1,250,612
Custodian fees	53,968
Transfer agent fee	689,020
Directors'/Trustees' fees (Note 5)	11,466
Auditing fees	15,288
Legal fees	5,126
Portfolio accounting fees	104,172
Distribution services fee (Note 5)	791,685
Other service fees (Notes 2 and 5)	690,696
Share registration costs	60,916
Printing and postage	31,225
Taxes	108,502
Miscellaneous (Note 5)	10,435
TOTAL EXPENSES	10,217,322
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,956,158)
Waiver of other operating expenses	(38,888)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,995,046)
Net expenses			$7,222,276
Net investment income			14,846,854
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments			(798,240)
Net realized loss on futures contracts			(2,275,611)
Net realized loss on swap contracts			(135,507)
Realized gain distribution from affiliated investment company shares (Note 5)			615,678
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,337,957)
Net change in unrealized appreciation of futures contracts			(1,915,573)
Net change in unrealized depreciation of swap contracts			50,052
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(7,797,158)
Change in net assets resulting from operations			$7,049,696
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2015	Year Ended 9/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,846,854	$26,091,734
Net realized loss on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(2,593,680)	(2,863,638)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(5,203,478)	9,655,423
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,049,696	32,883,519
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,161,070)	(3,078,396)
Institutional Shares	(15,227,164)	(23,844,818)
Service Shares	(599,986)	(1,242,550)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,988,220)	(28,165,764)
Share Transactions:
Proceeds from sale of shares	1,240,641,224	2,570,379,798
Net asset value of shares issued to shareholders in payment of distributions declared	14,032,224	21,683,998
Cost of shares redeemed	(1,213,603,281)	(2,106,032,504)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	41,070,167	486,031,292
Change in net assets	31,131,643	490,749,047
Net Assets:
Beginning of period	3,059,317,632	2,568,568,585
End of period (including undistributed (distributions in excess of) net investment income of $(19,108) and $2,122,258, respectively)	$3,090,449,275	$3,059,317,632
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2015 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$481,251
Service Shares	209,445
TOTAL	$690,696
For the six months ended March 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2015, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage sector/asset class risk by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Semi-Annual Shareholder Report

At March 31, 2015, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $19,092,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $429,762,278. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2015, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.153%, 10/15/2021	5/22/2014	$15,000,000	$15,000,000
C-BASS ABS LLC (Series 1999-3), Class B1, 6.304%, 2/3/2029	7/9/1999	$209,516	$213,602
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$11,100
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$1,835,229*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(2,275,611)	$(2,275,611)
Credit contracts	(135,507)	—	(135,507)
TOTAL	$(135,507)	$(2,275,611)	$(2,411,118)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(1,915,573)	$(1,915,573)
Credit contracts	50,052	—	50,052
TOTAL	$50,052	$(1,915,573)	$(1,865,521)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,139,052	$120,233,386	33,328,366	$305,623,278
Shares issued to shareholders in payment of distribution declared	120,776	1,105,070	324,538	2,974,822
Shares redeemed	(15,374,391)	(140,639,059)	(53,716,217)	(492,511,379)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTION	(2,114,563)	$(19,300,603)	(20,063,313)	$(183,913,279)

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	120,133,892	$1,098,772,900	238,534,562	$2,186,439,657
Shares issued to shareholders in payment of distribution declared	1,352,594	12,365,479	1,922,805	17,622,395
Shares redeemed	(113,430,133)	(1,036,798,203)	(164,356,713)	(1,506,189,640)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,056,353	$74,340,176	76,100,654	$697,872,412

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,365,805	$21,634,938	8,540,493	$78,316,863
Shares issued to shareholders in payment of distribution declared	61,414	561,675	118,579	1,086,781
Shares redeemed	(3,957,430)	(36,166,019)	(11,714,871)	(107,331,485)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,530,211)	$(13,969,406)	(3,055,799)	$(27,927,841)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,411,579	$41,070,167	52,981,542	$486,031,292
4. FEDERAL TAX INFORMATION
At March 31, 2015, the cost of investments for federal tax purposes was $3,104,583,896. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $2,769,744. This consists of net unrealized appreciation from investments from those securities having an excess of value over cost of $14,116,738 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,346,994.
At September 30, 2014, the Fund had a capital loss carryforward of $18,105,694 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$5,139,533	$3,308,567	$8,448,100
2015	$2,881,559	NA	$2,881,559
2016	$2,623,709	NA	$2,623,709
2017	$3,321,296	NA	$3,321,296
2018	$ 831,030	NA	$ 831,030
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the Adviser voluntarily waived $2,892,966 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC.
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$578,489	$—
Service Shares	213,196	(38,888)
TOTAL	$791,685	$(38,888)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2015, FSC retained $563,421 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2015, FSC did not retain any sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended March 31, 2015, FSSC received $2,813 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, expenses allocated from affiliated partnerships and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2015; or (b) the date of the Fund's next effective
Semi-Annual Shareholder Report

Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2015, the Adviser reimbursed $63,192. Transactions involving the affiliated holdings during the six months ended March 31, 2015, were as follows:
	Federated Bank Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2014	5,499,655	771,573	96,847,585	682,137	9,080,116	112,881,066
Purchases/Additions	126,701	11,250	736,515,498	13,345	400,974	737,067,768
Sales/Reductions	—	—	(788,960,942)	—	—	(788,960,942)
Balance of Shares Held 3/31/2015	5,626,356	782,823	44,402,141	695,482	9,481,090	60,987,892
Value	$56,994,983	$7,843,882	$44,402,141	$6,523,616	$60,868,598	$176,633,220
Dividend Income	$1,276,174	$112,409	$36,556	$126,369	$1,965,363	$3,516,871
Realized Gain Distribution	$—	$—	$—	$—	$615,678	$615,678
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2015, were as follows:
Purchases	$497,941,131
Sales	$226,544,190
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$999.70	$4.54
Institutional Shares	$1,000	$1,003.60	$1.80
Service Shares	$1,000	$1,000.20	$4.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.39	$4.58
Institutional Shares	$1,000	$1,023.14	$1.82
Service Shares	$1,000	$1,020.89	$4.08
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.36%
Service Shares	0.81%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 20 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report

allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
28411 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015